Organization (Tables)	12 Months Ended
Jun. 30, 2024
Organization
Schedule of detailed information of the Group's major subsidiaries

As of June 30, 2024, detailed information of the Company’s major subsidiaries is summarized as follows:

	Date of	Percentage of	Place of
Name of the entity	incorporation	ownership	incorporation	Principle business activities

Subsidiaries
Santech Holdings Limited	July 19, 2019	—	Cayman Islands	Investment holding

Santech Global BVI Limited	July 26, 2019	100%	BVI	Investment holding

Santech Global International Limited	August 20, 2019	100%	Hong Kong	Investment holding

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of client services

Haiyin Insurance (Hong Kong) Co., Limited *	August 24, 2016	100%	Hong Kong	Investment holding

Hywin International Insurance Broker Limited *	March 23, 2006	100%	Hong Kong	Provision of insurance brokerage services

Haiyin International Asset Management Limited *	September 15, 2016	100%	Hong Kong	Investment holding

Hywin Asset Management (Hong Kong) Limited *	January 9, 2013	100%	Hong Kong	Provision of wealth management and asset management services

* disposal after June 30, 2024